Provisions - Other Benefit Plans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) plan
Other provisions [abstract]
Provisions for litigation	$ 8,900
Asset retirement obligations	8,679,000
Asset retirement obligations, Non-current	3,958,000
Asset retirement obligations, Current	4,721,000
Retained acquisition contingencies, Non-current	4,976,000
Provision for liabilities related to the emission of greenhouse gases, Current	$ 7,280,000
Globe Metallurgical Inc [Member]
Other Benefit Plans [Abstract]
Company match percentage	25.00
Globe Metallurgical Inc [Member] | North America
Other Benefit Plans [Abstract]
Number of defined contribution plans provided | plan	2
Maximum | Globe Metallurgical Inc [Member]
Other Benefit Plans [Abstract]
Percentage of compensation	6.00
Asbestos claims
Other provisions [abstract]
Bond to guarantee civil financial responsibility	$ 2,339